Securities (Securities Available for Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities, Total	$ 142,468	$ 127,184
Fair Value of AFS Securities, Total	142,903	126,046
Gross Unrealized Gains on AFS Securities, Total	1,182	835
Gross Unrealized Losses on AFS Securities, Total	(747)	(1,973)
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	4,510	4,177
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	39,110	48,011
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	6,996	27,615
Amortized Cost of AFS Securities, Total	50,616	79,803
Fair Value of AFS Securities Maturing Within One Year	4,566	4,192
Fair Value of AFS Securities Maturing After One Year But Within Five Years	38,723	47,578
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	6,812	26,508
Fair Value of AFS Securities, Total	50,101	78,278
Gross Unrealized Gains on AFS Securities Maturing Within One Year	56	15
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	31	203
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years	1
Gross Unrealized Gains on AFS Securities, Total	88	218
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(418)	(636)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(185)	(1,107)
Gross Unrealized Losses on AFS Securities, Total	(603)	(1,743)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	9,903	8,260
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	16,822	26,027
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	8,609	7,224
Amortized Cost of AFS Securities Maturing After Ten Years	340	350
Amortized Cost of AFS Securities, Total	35,674	41,861
Fair Value of AFS Securities Maturing Within One Year	9,934	8,314
Fair Value of AFS Securities Maturing After One Year But Within Five Years	16,853	26,098
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	8,748	7,182
Fair Value of AFS Securities Maturing After Ten Years	338	338
Fair Value of AFS Securities, Total	35,873	41,932
Gross Unrealized Gains on AFS Securities Maturing Within One Year	31	55
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	78	133
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years	143	56
Gross Unrealized Gains on AFS Securities, Total	252	244
Gross Unrealized Losses on AFS Securities Maturing Within One Year		(1)
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(47)	(62)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(4)	(98)
Gross Unrealized Losses on AFS Securities Maturing After Ten Years	(2)	(12)
Gross Unrealized Losses on AFS Securities, Total	(53)	(173)
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	55,123	4,465
Fair Value of AFS Securities, Total	55,429	4,469
Fair Value of AFS Securities Without Single Maturity Date	55,429	4,469
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	367	7
Gross Unrealized Losses on AFS Securities Without Single Maturity Date	(61)	(3)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	1,055	1,055
Fair Value of AFS Securities, Total	1,500	1,367
Fair Value of AFS Securities Without Single Maturity Date	1,500	1,367
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	475	366
Gross Unrealized Losses on AFS Securities Without Single Maturity Date	(30)	(54)
Parent Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value of AFS Securities, Total	$ 1,225	$ 1,127